UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Sterne, Agee & Leach Group, Inc.
Address:    800 Shades Creek Parkway
            Suite 700
            Birmingham, AL 35209

Form 13F File Number: 028-10282

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gene Woodham
Title:   SECRETARY
Phone:   205-414-3339

Signature, Place, and Date of Signing:

					Birmingham, Alabama             10-26-2004
-----------------------      ------------------------------      --------------
(Signature)                           (City, State)                   (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   152

Form 13F Information Table Value Total:   109,946 (thousands)

List of Other Included Managers:	  none

				  	     Value		Investment Other	    Voting Authority
Name of Issuer		Class	Cusip	    (X$1000) 	Shares	Discretion Managers	Sole 	Shared 	 None

3m			cs	88579Y101	1,558	 19,475	defined 		2,325	17,150
99 Cents Only Stores	cs	65440K106	  406	 28,501	defined					 28,501
AES Corp		cs	00130H105	  168	 16,854	defined					 16,854
Affiliated Computer 	cs	008190100	  317	  5,700	defined					  5,700
Aflac Inc.		cs	001055102	  857	 21,866	defined			  520	21,346
Alltel Corp.		cs	020039103	  872	 15,879	defined			2,400		 13,479
American Express Co.	cs	025816109	  406	  7,890	defined			  395		  7,495
American International	cs	026874107	2,704	 39,760	defined			1,087		 38,673
American Pharmaceutical	cs	02886P109	  394	 14,300	defined					 14,300
Amgen Inc.		cs	031162100	  906	 15,937	defined					 15,937
AmSouth Bancorp		cs	032165102	  643	 26,365	defined			26,365
AmSouth Bancorp		cs	032165102	  292	 11,980	other			10,458	 1,522
Amsurg Corp		cs	03232P405	  524	 24,750	defined					 24,750
Anadarko Petroleum Cor	cs	032511107      10,293	155,104	defined					155,104
Angiotech Pharmaceut	cs	034918102	  503	 24,800	defined					 24,800
Anthem			cs	03674B104	  528	  6,050	defined					  6,050
Apache Corp.		cs	037411105	  571	 11,389	defined			 2,251		  9,138
B.J. Services Co.	cs	055482103	  506	  9,652	defined					  9,652
Banc Corporation	cs	05944B103	  147	 21,000	defined			21,000
Bank Of America Corp.	cs	060505104	3,615	 83,431	defined			 5,152		 78,279
Bank Of New York Co. 	cs	064057102	  292	 10,000	defined					 10,000
BellSouth Corporation	cs	079860102	  260	  9,601	defined			 9,601
Best Buy Co. Inc.	cs	086516101		 10,005	defined				 	 10,005
Boeing Co.		cs	097023105	  481	  9,310	defined					  9,310
Boston Scientific Corp	cs	101137107	  360	  9,050	defined					  9,050
Bp Amoco Plc Spons Adr	cs	055622104	  252	  4,384	defined					  4,384
Bristol Myers Squibb Co	cs	110122108	  299	 12,622	defined					 12,622
Britton & Koontz Capt	cs	111091104	  200	 11,875	defined					 11,875
C.R.Bard Inc		cs	067383109	  283	  5,000	defined			 5,000
Cendant Corp		cs	151313103	  369	 17,097	defined					 17,097
Centurytel Inc		cs	156700106	  473	 13,828	defined			13,828
Chelsea Property Group	cs	163421100	  382	  5,700	defined					  5,700
Chesapeake Energy Corp.	cs	165167107	  419	 26,500	defined					 26,500
Chevrontexaco Corp.	cs	166764100	1,965	 36,647	defined			 7,733		 28,914
Chevrontexaco Corp.	cs	166764100	  305	  5,680	other			 4,430	  1,250
Choice Hotels Int'l 	cs	169905106	  905	 15,720	defined				 	 15,720
Choicepoint		cs	170388102	  215	  5,031	defined					  5,031
Cisco Systems		cs	17275R102	  978	 54,047	defined			 2,190		 51,857
Citigroup		cs	172967101	1,810	 41,028	defined			 2,612		 38,416
Citigroup Inc		cs	172967101	  226	  5,118	other			 3,269	  1,449	    400
City National Corporat	cs	178566105	  309	  4,750	defined					  4,750
Coca Cola Co.		cs	191216100	2,170	 54,169	defined			35,500		 18,669
Coca Cola Co.		cs	191216100	1,005	 25,090	other			20,090	  5,000
Cohen & Steers Adv Inc 	cs	19247W102	  330	 17,750	defined			15,840		  1,910
Computer Assoc Intl 	cs	204912109	  645	 24,540	defined					 24,540
ConocoPhillips		cs	20825C104	  212	  2,550	defined			   265		  2,285
Cooper Industries Ltd.	cs	G24182100	  404	  6,850	defined					  6,850
Countrywide Finl Corp	cs	222372104	  493	 12,504	defined					 12,504
CSX Corp		cs	126408103	  365	 11,000	defined			11,000
CVS Corp.		cs	126650100	  399	  9,482	defined					  9,482
Deere & Co.		cs	244199105	  294	  4,550	defined					  4,550
Dell Inc.		cs	24702R101	  572	 16,055	defined					 16,055
Devon Energy		cs	25179M103	  273	  3,850	defined					  3,850
Duke Energy Co.		cs	264399106	2,762	120,669	defined					120,669
E I Du Pont De Nemours	cs	263534109	  342	  8,000	defined					  8,000
Ebay Inc		cs	278642103	  722	  7,850	defined					  7,850
EMC Corp		cs	268648102	  934	 80,885	defined			   500		 80,385
Emerson Electric Co.	cs	291011104	  371	  6,000	defined			 1,040		  4,960
Energen Corporation	cs	29265N108	  631	 12,250	defined					 12,250
Enerplus Resources Fund	cs	29274D604	  766	 23,550	defined					 23,550
Eog Resources Inc.	cs	26875P101	  296	  4,500	defined					  4,500
Exxon Mobil Corp	cs	30231G102	2,284	 47,259	defined			24,909		 22,350
Exxon Mobil Corp	cs	30231G102	  353	  7,309	other			 5,789	 1,520
Federal Home Loan Mort	cs	313400301	  235	  3,595	defined					  3,595
Fedex Corp.		cs	31428X106	  691	  8,060	defined			   325		  7,735
Florida Rock Industries	cs	341140101	  395	  8,070	defined					  8,070
Friedman Billings Ramse	cs	358434108	  937	 49,050	defined					 49,050
General Electric Co.	cs	369604103	2,268	 67,541	defined			 4,005		 63,536
General Electric Compan	cs	369604103	  332	  9,886	other			 5,686	 4,200
Generall Dynamics Corp	cs	369550108	  244	  2,390	defined			   495		  1,895
Gillette Co.		cs	375766102	  935	 22,400	defined					 22,400
Hewlett-Packard Company	cs	428236103	  227	 12,094	defined					 12,094
Home Depot Inc.		cs	437076102	1,871	 47,726	defined			 2,260		 45,466
Honeywell International cs	438516106	  435	 12,126	defined			 4,000		  8,126
Household Cap Tr V Pfd	ps	44180S207	  593	 22,500	defined					 22,500
IDT CORP CL B		cs	448947309	  188	 12,495	defined					 12,495
ILL TOOL WORKS INC	cs	452308109	  280	  3,000	defined					  3,000
Immucor Inc		cs	452526106	  520	 21,000	defined					 21,000
International Business 	cs	459200101	  513	  5,979	defined			 2,489		  3,490
International Game Tech	cs	459902102	  694	 19,314	defined					 19,314
Intl Rectifier Corp	cs	460254105	  300	  8,760	defined					  8,760
Ishares Biotech Indx 	cs	464287556	1,102	 15,770	defined					 15,770
Jabil Circuit Inc	cs	466313103	  538	 23,400	defined					 23,400
Johnson & Johnson	cs	478160104	1,453	 25,798	defined			 1,973		 23,825
Kimberly-Clark		cs	494368103	  300	  4,645	defined			   605		  4,040
Knightsbridge Tankers 	cs	G5299G106	1,045	 33,700	defined					 33,700
Krispy Kreme Doughnut 	cs	501014104	  237	 18,750	defined					 18,750
L3 Communications Hldgs	cs	502424104	  801	 11,955	defined					 11,955
Laboratory Corp.Of Ame	cs	50540R409	  563	 12,880	defined					 12,880
Legg Mason		cs	524901105	  569	 10,687	defined					 10,687
Ligand Pharm Inc Cl B	cs	53220K207	  232	 23,150	defined					 23,150
Lincare Hldgs Inc	cs	532791100	  270	  9,075	defined					  9,075
Lowes Co., Inc.		cs	548661107	1,720	 31,637	defined			 1,945		 29,692
Medtronic Inc.		cs	585055106	1,412 	 27,203	defined			   380		 26,823
Merck & Co. Inc.	cs	589331107	  705	 21,370	defined			 2,265		 19,105
Microsoft Corp.		cs	594918104	  638	 23,056	defined			 2,165		 20,891
Mirant Corp		cs	604675108	    5	 11,397	defined			11,397
Nextel			cs	65332V103	1,135	 47,627	defined					 47,627
Norfolk Southern Corp	cs	655844108	  806	 27,108	defined			27,108
Nortel Networks Corp	cs	656568102	   34	 10,060	defined					 10,060
Omnicell, Inc.		cs	68213N109	  427	 32,300	defined					 32,300
Penn Treaty American Co	cs	707874103	  366	215,375	defined					215,375
Pepsico Inc.		cs	713448108	  577	 11,865	defined			 2,190		  9,675
Petrofund Energy Trust	cs	71648W108	1,566	124,300	defined					124,300
Pfizer Inc.		cs	717081103	1,751	 57,222	defined			 3,188		 54,034
Pnp Therapeutics, Inc	cs	716000997		 20,000	defined			20,000
Polaris Ind Inc		cs	731068102	  770	 13,800	defined					 13,800
Potash Corp		cs	73755L107	  248	  3,871	defined					  3,871
Ppg Industries, Inc.	cs	693506107	  490	  8,000	defined					  8,000
PrimeWest Energy Trust	cs	741930309	1,369	 64,700	defined					 64,700
Procter & Gamble Co	cs	742718109	1,098	 20,286	defined			 5,370		 14,916
Protective Life Corp	cs	743674103	  826	 21,012	defined			21,012
Provident Energy Trust	cs	74386K104	  733	 82,500	defined					 82,500
Public Storage		cs	74460D109	  426	  8,600	defined					  8,600
Public Storage Pfd	ps	74460D711	  607	 22,750	defined					 22,750
Qualcomm		cs	747525103	  543	 13,900	defined					 13,900
Quest Diagnostics Inc	cs	74834L100	  791	  8,965	defined					  8,965
Regions Financial Corp 	cs	7591EP100	  514	 15,553	defined			13,083		  2,470
Shaw Group Inc		cs	820280105	  127	 10,600	defined					 10,600
Sirus Satellite Radio	cs	82966U103	   53	 16,700	defined					 16,700
Southern Co.		cs	842587107	  600	 18,227	defined			17,727		    500
SouthTrust Corp		cs	844730101	2,036	 48,862	defined			23,362		 25,500
SouthTrust Corp		cs	844730101	1,110	 26,634	other			 1,634	25,000
Staples, Inc.		cs	855030102	  320	 10,735	defined					 10,735
Starbucks		cs	855244109	  277	  6,090	defined					  6,090
State Street Corp	cs	857477103	  299	  7,000	defined					  7,000
Steris Corp.		cs	859152100	  208	  9,500	defined					  9,500
Sun Microsystems, Inc.	cs	866810104	  226	 55,930	defined					 55,930
Symantec Corp		cs	871503108	  527	  9,597	defined					  9,597
Target Corp		cs	87612E106	  298	  6,595	defined			 2,215		  4,380
Texas Instruments Inc.	cs	882508104	  354	 16,610	defined			 1,355		 15,255
Torchmark Cap Tr I Pfd	ps	89102Q201	  604	 22,450	defined					 22,450
Torchmark Corp.		cs	891027104	  895	 16,831	defined			16,581		    250
Txu Corp Unit		cp	873168504	  216	  4,145	defined			 3,845		    300
Tyco International Ltd.	cs	902124106	  230	  7,500	defined					  7,500
Union Pacific Corp.	cs	907818108	  314	  5,350	defined				 	  5,350
United Technologies Cor	cs	913017109	  544	  5,828	defined					  5,828
Unitrin Inc.		cs	913275103	  740	 17,800	defined					 17,800
UTStarcom		cs	918076100	  213	 13,250	defined					 13,250
Vanguard Bd Index Fd In	cs	921937108	  318	 30,908	defined			30,908
Verizon Communications	cs	92343V104	  869	 22,063	defined			 3,797		 18,266
Vulcan Materials Co.	cs	929160109	  206	  4,055	defined			 3,680		    375
Wachovia Corp.		cs	929903102	  419	  8,922	defined			 2,200		  6,722
Wal Mart Stores Inc.	cs	931142103	1,794	 33,735	defined			22,830		 10,905
Walt Disney Co.		cs	254687106	  520	 23,062	defined			15,472		  7,590
Waters Corp		cs	941848103	  254	  5,750	defined					  5,750
Wells Fargo Company	cs	949746101	1,717	 28,796	defined			   290		 28,506
Wendy's			cs	950590109	  242	  7,200	defined					  7,200
Xcel Energy Inc		cs	98389B100	  282	 16,295	defined					 16,295
Xilinx Inc		cs	983919101	  286	 10,600	defined					 10,600
Yahoo!			cs	984332106	  536	 15,805	defined					 15,805
Zimmer Holdings Inc	cs	98956P102	  371	  4,700	defined					  4,700

					      109,946 3,398,716